UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/A


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7162

                     SALOMON BROTHERS HIGH INCOME FUND INC
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                 (800) 725-6666

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003